SHARE-BASED PAYMENTS TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payments Transactions
SCHEDULE OF SPECIFIC CATEGORIES OF OPTIONS

a) Details of specific categories of options are as follows:

Date of grant	Vesting period	Exercise period	Exercise Price	Exercise dates
September 30, 2019	Vested upon grant date	September 30, 2019–September 29, 2029	HK$4.661 per share	Not yet exercised

August 18, 2020	Vested upon grant date	August 18, 2020 – August 17, 2030	HK$4.661 per share	Not yet exercised

SCHEDULE OF MOVEMENTS OF THE SCHEME

b) The following table discloses movements of the Scheme during the year:

Option grant date	Outstanding at January 1, 2024		Granted during year	Exercised during year	Forfeited during year	Expired during year	Outstanding at December 31, 2024
September 30, 2019		6,597,000	-	-	(210,000)	-		6,387,000
August 18, 2020		1,203,000	-	-	(1,203,000)	-		-
		7,800,000	-	-	(1,413,000)	-		6,387,000
Exercisable at the end of the year								6,387,000

Weighted average exercise price	HK$	4.661	-	-	-	-	HK$	4.661

The following table discloses movements of the Scheme during the prior year:

Option grant date	Outstanding at January 1, 2023		Granted during year	Exercised during year	Forfeited during year	Expired during year	Outstanding at December 31, 2023
September 30, 2019		6,957,000	-	-	(360,000)	-		6,597,000
August 18, 2020		1,203,000	-	-	-	-		1,203,000
		8,160,000	-	-	(360,000)	-		7,800,000
Exercisable at the end of the year								7,800,000

Weighted average exercise price	HK$	4.661	-	-	-	-	HK$	4.661

SCHEDULE OF MEASUREMENT OF FAIR VALUE SHARE OPTIONS GRANTED
Underlying stock price	HK$	0.235
Exercise price	HK$	4.661
Expected volatility		2.86
Expected life		10 years
Risk-free rate		1.20%
Expected dividend yield		-